Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of pre-tax loss
	For the years ended December 31,
	2020	2019
Cayman Islands	$(1,711,094)	$(714,196)
BVI	(12,345)	(6,945)
Hong Kong	(63,483)	(39,828)
Thailand	(1,112,496)	909,519
	$(2,899,418)	$148,550

Schedule of deferred tax assets and liabilities
	For the years ended December 31,
	2020	2019
Current income tax expense	$261,586	$-
Deferred income tax (benefit) expense	(18,749)	88,473
Total income tax expense	$242,837	$88,473

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
	For the years ended December 31,
	2020	2019
Profit before income tax expense*	$864,207	$909,519
Thailand income tax statutory rate	20%	20%
Income tax at statutory tax rate	172,841	181,904
Permanent differences	69,996	(93,431)
Income tax expense	$242,837	$88,473

Schedule of deferred tax assets and liabilities
	As of December 31,
	2020	2019
Provision for employee benefits	$1,368,335	$1,287,959
Net operating loss carried forwards	1,105	134,869
Deferred tax assets	1,369,440	1,422,828
Less:
Deferred tax liabilities - finance leases	331,094	414,308
Deferred tax assets, net	$1,038,346	$1,008,520